Summary of Significant Accounting Policies (Details 5)	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Summary of Significant Accounting Policies
Net income, representing undistributed earnings available to ordinary shareholder-basic and diluted	$ 13,044,057	79,528,309	188,151,454	312,994,474
Weighted average number of ordinary shares outstanding - basic and diluted	25,725,000	25,725,000	25,725,000	25,725,000
Basic and diluted (in dollars per share)	$ 0.51	3.09	7.31	12.17
Operating Risk
Percentage of short-term borrowing in total borrowings	90.00%	90.00%
Percentage of long-term borrowing in total borrowings	10.00%	10.00%